ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares						Fair Value
	CLOSED END FUNDS — 17.8%
	COMMODITY - 17.8%
9,879	Sprott Physical Gold Trust(a)					$ 210,620
18,358	Sprott Physical Silver Trust(a)					203,407
	TOTAL CLOSED END FUNDS (Cost $378,420)					414,027

	EXCHANGE-TRADED FUNDS — 80.2%
	EQUITY - 80.2%
4,223	Financial Select Sector SPDR Fund					196,285
1,880	Industrial Select Sector SPDR Fund					251,600
4,270	Invesco Dividend Achievers ETF					195,481
2,705	Invesco S&P 500 Pure Value ETF					239,798
1,007	iShares MSCI USA Momentum Factor ETF					203,827
1,495	iShares MSCI USA Quality Factor ETF					263,748
2,785	iShares S&P 500 Growth ETF					264,882
1,093	Technology Select Sector SPDR Fund					242,908
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,647,073)					1,858,529

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Boker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
3	S&P500 EMINI Option	GS	12/20/2024	$ 5,000	$ 855,817	$ 3,863
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,537)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $10,537)					3,863

	TOTAL INVESTMENTS - 98.2% (Cost $2,036,030)					$ 2,276,419
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds received - $5,975)					(10,975)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%					52,849
	NET ASSETS - 100.0%					$ 2,318,293

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Contracts(b)
	WRITTEN FUTURE OPTIONS - (0.5)%	Boker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.5)%
2	S&P500 EMINI Option	GS	12/20/2024	$ 5,800	$ 570,445	$ 10,975
TOTAL CALL OPTIONS WRITTEN (Proceeds - $5,975)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $5,975)					$ 10,975

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	Goldman Sachs
(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.